Income Taxes (Details) - Schedule of deferred tax assets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred Tax Assets (Liabilities)
Loss carryforwards	$ 17,125,566	$ 1,986,440
Tangible assets	271,227
Intangible assets	(1,306,605)
Share-based compensation	398,881
Other	161,452	(8,969)
Deferred tax assets	16,650,521	1,977,471
Valuation allowance	(16,650,521)	(1,977,471)
Net deferred tax assets/(liability)